Financial instruments, Foreign Exchange Risk (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025 AUD ($) $ / $	Jun. 30, 2025 AUD ($)
Financial assets [Abstract]
Cash	$ 10,145,000	$ 16,398,000
Trade and other receivables	10,000	19,000
Financial assets	10,155,000	16,417,000
Financial liabilities [Abstract]
Trade and other payables	(497,000)	(321,000)
Provisions	(199,000)	(296,000)
Financial liabilities	(696,000)	(617,000)
Net financial instruments	9,459,000	15,800,000
Currency Risk, 10% Increase [Member]
Financial assets [Abstract]
Cash	1,014,533	1,639,839
Trade and other receivables	974	1,858
Financial assets	1,015,507	1,641,697
Financial liabilities [Abstract]
Trade and other payables	49,663	32,146
Provision	19,860	29,650
Financial liabilities	69,523	61,796
Net financial instruments	1,085,030	1,703,493
Currency Risk, 10% Decrease [Member]
Financial assets [Abstract]
Cash	(1,014,533)	(1,639,839)
Trade and other receivables	(974)	(1,858)
Financial assets	(1,015,507)	(1,641,697)
Financial liabilities [Abstract]
Trade and other payables	(49,663)	(32,146)
Provision	(19,860)	(29,650)
Financial liabilities	(69,523)	(61,796)
Net financial instruments	$ (1,085,030)	$ (1,703,493)
Foreign Exchange Risk [Member]
Financial instruments denominated in Australian dollars [Abstract]
Average rate | $ / $	0.6551
Spot rate | $ / $	0.6678